Taxes recoverable/payable	12 Months Ended
Dec. 31, 2021
Taxes recoverable/payable

18	Taxes recoverable/payable

(a)        Current assets

	December 31, 2021	December 31, 2020
Recoverable taxes
Income tax and social contribution	259,902	—
Withholding income tax (IRRF) on financial investments	13,041	4,391
Other federal taxes	3,161	18,281
Total	276,104	22,672

As of December 31, 2021, the Company recorded income tax and social contribution recoverable due to the overpayment resulting from these taxes' estimates in the year. In 2020, the balance of these taxes resulted in a liability, which was recorded under "Taxes and Contributions Payable".

(b)       Current liabilities

	December 31, 2021	December 31, 2020
Taxes and contributions payable
Income tax and social contribution	—	69,041
Cofins and Pasep	111,963	93,601
INSS (social security contribution)	39,902	37,599
IRRF (withholding income tax)	49,468	21,287
Other	55,797	45,291
Total	257,130	266,819